U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

April 5, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
Convergence Core Plus Fund (S000027238)
Convergence Opportunities Fund (S000043088)
Convergence Market Neutral Fund (S0000052122)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Convergence Core Plus Fund, Convergence Opportunities Fund and Convergence Market Neutral Fund (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated March 31, 2018, and filed electronically as Post-Effective Amendment No. 643 to the Funds’ Registration Statement on Form N-1A on March 22, 2018.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6115.

Sincerely,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bancorp Fund Services, LLC